Acquisitions and Sales of Oil and Gas Property Interests (Resolute Sale) (Details) (USD $)			1 Months Ended										1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Oct. 31, 2013 Sale of oil and natural gas properties [Member] escrow_payment	Dec. 31, 2013 Sale of oil and natural gas properties [Member]	Mar. 31, 2013 Sale of oil and natural gas properties [Member]	Oct. 02, 2012 Sale of oil and natural gas properties [Member]	Oct. 02, 2012 Sale of oil and natural gas properties [Member] Title and environmental escrow [Member]	Oct. 02, 2012 Sale of oil and natural gas properties [Member] Indemnity escrow [Member]	Mar. 31, 2013 Sale of oil and natural gas properties [Member] RSP LLC, ACTOIL and other minority non-operating working interest owners [Member]	Oct. 02, 2012 Sale of oil and natural gas properties [Member] RSP LLC, ACTOIL and other minority non-operating working interest owners [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member] Sale of oil and natural gas properties [Member] escrow_payment	Dec. 31, 2013 Predecessor [Member] Sale of oil and natural gas properties [Member]	Mar. 31, 2013 Predecessor [Member] Sale of oil and natural gas properties [Member]	Oct. 02, 2012 Predecessor [Member] Sale of oil and natural gas properties [Member]	Oct. 02, 2012 Predecessor [Member] Sale of oil and natural gas properties [Member] Title and environmental escrow [Member]	Oct. 02, 2012 Predecessor [Member] Sale of oil and natural gas properties [Member] Indemnity escrow [Member]	Mar. 31, 2013 Predecessor [Member] Sale of oil and natural gas properties [Member] RSP LLC, ACTOIL and other minority non-operating working interest owners [Member]	Oct. 02, 2012 Predecessor [Member] Sale of oil and natural gas properties [Member] RSP LLC, ACTOIL and other minority non-operating working interest owners [Member]
Significant Acquisitions and Disposals [Line Items]
Interest in oil and natural gas assets sold (percent)									67.65%	32.35%									67.65%	32.35%
Sales price for interest in oil and natural gas properties					$ 144,200,000	$ 69,000,000			$ 230,000,000	$ 110,000,000					$ 144,200,000	$ 69,000,000			$ 230,000,000	$ 110,000,000.0
Option to acquire additional interests						2,400,000				5,000,000						2,400,000				5,000,000
Gain on sale of interest in oil and natural gas properties				22,700,000	6,000,000	6,700,000								22,700,000	6,000,000	6,700,000
Escrow held back from initial purchase price	15,000	15,000					5,000,000	11,000,000			15,000	0					5,000,000.0	11,000,000.0
Number of escrow payments received			2										2
Proceeds from collection of funds held in escrow			$ 12,000,000										$ 12,000,000